Financial risk management objectives and policies - Capital management (Details) - BRL (R$) R$ in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments
Equity	R$ 3,018.7	R$ 2,833.6	R$ 1,059.2	R$ 1,002.0
Net debt	1,110.7	846.7
Total capital	4,129.4	3,680.3
Cash and cash equivalent
Disclosure of detailed information about financial instruments
Financial assets	(738.9)	(762.3)
Short-term investment
Disclosure of detailed information about financial instruments
Financial assets	(627.7)	(1,036.1)
Long-term investments
Disclosure of detailed information about financial instruments
Financial assets	(906.4)	(836.0)
Restricted financial investments
Disclosure of detailed information about financial instruments
Financial assets	(3.9)	(8.8)
Loans and financing
Disclosure of detailed information about financial instruments
Financial liabilities	R$ 3,387.6	R$ 3,489.9